RESTRUCTURING (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2013 Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2012 Accounts Payable and Accrued Liabilities [Member]	Sep. 30, 2012 Accounts Payable and Accrued Liabilities [Member] Predecessor [Member]	Dec. 31, 2013 Assets Held-For-Sale [Member]	Dec. 31, 2012 Assets Held-For-Sale [Member]
Restructuring Reserve, Balance, beginning of period	0.4	0.9	1.3				0.7	0.3	0.4	0	0.6
Expensed in period	0	1.2	5.3	5.9	25.3	17.9
Disbursements	(0.6)	(1.8)	(6.2)
Restructuring Reserve, Balance, end of period	0.9	0.7	0.4	1.3			0.7	0.3	0.4	0	0.6